Other Assets (Tables)	12 Months Ended
Dec. 31, 2025
Other Asset [Abstract]
Schedule of Other Assets

		December 31, 2025	December 31, 2024
	Notes	$	$
Financial assets
Investments held for self-insured liabilities	23	215.1	195.7
Holdbacks on long-term contracts		26.1	43.7
Derivative financial instruments	23,24	16.2	20.7
Insurance recovery assets		5.1	10.6
Other		33.8	39.2
Non-financial assets
Other		16.1	17.6
		312.4	327.5
Less current portion - financial		17.6	26.2
Less current portion - non-financial		1.6	1.3
Long-term portion		293.2	300.0

Schedule of Fair Value and Amortized Cost
Their fair value and amortized cost are as follows:

	December 31, 2025		December 31, 2024
	Fair Value	Amortized Cost/Cost	Fair Value	Amortized Cost/Cost
	$	$	$	$
Bonds	131.7	128.8	122.7	123.1
Equity securities	83.4	59.9	73.0	54.6
Total	215.1	188.7	195.7	177.7

Schedule of Terms to Maturity of Bond Portfolio, Stated at Fair Value	The terms to maturity of the bond portfolio, stated at fair value, are as follows:

	December 31, 2025	December 31, 2024
	$	$
Within one year	6.4	6.0
After one year but not more than five years	45.1	37.5
More than five years	80.2	79.2
Total	131.7	122.7